6. Schedule of required payments and expenditures (Details) (CAD)	Dec. 31, 2012
Option Payment
June 6, 2013	25,000
June 6, 2014	25,000
June 6, 2015	50,000
June 6, 2016	75,000
June 6, 2017	100,000
Total	275,000
Required Expenditures
June 6, 2013	100,000
June 6, 2014	250,000
June 6, 2015	500,000
June 6, 2016	750,000
June 6, 2017	750,000
Total	2,350,000